Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Condensed Consolidated Statements of Income Information for MFC and MFLP
Condensed Consolidated Statements of Income Information

For the year ended December 31, 2022	MFC (Guarantor)	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Total revenue	$518	$17,732	$(1,103)	$17,147	$64
Net income (loss) attributed to shareholders	7,294	7,071	(7,071)	7,294	21

For the year ended December 31, 2021	MFC (Guarantor)	Other subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Total revenue	$563	$62,323	$(1,065)	$61,821	$41
Net income (loss) attributed to shareholders	7,105	6,842	(6,842)	7,105	3

Summary of Condensed Consolidated Statements of Financial Position for MFC and MFLP
Condensed Consolidated Statements of Financial Position

As at December 31, 2022	MFC (Guarantor)	Other subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$63	$413,938	$–	$414,001	$21
Total other assets	67,543	90,687	(71,852)	86,378	950
Segregated funds net assets	–	348,562	–	348,562	–
Insurance contract liabilities	–	371,405	–	371,405	–
Investment contract liabilities	–	3,248	–	3,248	–
Segregated funds net liabilities	–	348,562	–	348,562	–
Total other liabilities	11,545	58,246	(444)	69,347	712

As at December 31, 2021	MFC (Guarantor)	Other subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$78	$427,020	$–	$427,098	$3
Total other assets	68,866	94,615	(72,724)	90,757	1,088
Segregated funds net assets	–	399,788	–	399,788	–
Insurance contract liabilities	–	392,275	–	392,275	–
Investment contract liabilities	–	3,117	–	3,117	–
Segregated funds net liabilities	–	399,788	–	399,788	–
Total other liabilities	10,536	53,962	(904)	63,594	852

Schedule of Pledged Assets
The amounts pledged are as follows.

	2022		2021
As at December 31,	Debt securities	Other	Debt securities	Other
In respect of:
Derivatives	$11,944	$23	$5,525	$23
Secured borrowings	–	2,385	–	2,575
Regulatory requirements	320	77	367	78
Repurchase agreements	886	–	535	–
Non-registered retirement plans in trust	–	326	–	377
Other	–	404	2	414
Total	$13,150	$3,215	$6,429	$3,467